PREPAID EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses
SCHEDULE OF PREPAID EXPENSES

Prepaid expenses at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Prepaid investor awareness and marketing	$500,000	$500,367
Prepaid filing and listing fees	40,734	38,042
Prepaid consulting fees	2,625	2,625
Total	$543,359	$541,034

Prepaid expenses at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Prepaid advertising and investor relations services	$500,367	$367
Deferred share issuance costs	36,625	-
Prepaid filing fees	1,417	1,462
Prepaid consulting fees	2,625	3,000
Total	$541,034	$4,829